Accumulated Other Comprehensive Loss, Net of Tax (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Components of comprehensive income (loss)
The components of comprehensive income are as follows:

	Three months ended June 30, 2013			Three months ended June 30, 2012
	Before tax amount	Tax	Net of tax amount	Before tax amount	Tax	Net of tax amount
	(millions)			(millions)
Other comprehensive income:
Foreign currency translation adjustments	$(15)	$—	$(15)	$(49)	$—	$(49)
Pension funding adjustments:
Foreign currency translation on pension funding adjustments	1	(2)	(1)	13	(4)	9
Amortization of unrecognized actuarial loss	14	(2)	12	12	(4)	8
Amortization of unrecognized prior service gain	(2)	1	(1)	(2)	1	(1)
	13	(3)	10	23	(7)	16
Derivative instruments:
Gain on interest rate swaps (effective element)	—	—	—	5	(1)	4
Interest rate swap reclassification adjustment	(2)	1	(1)	(5)	1	(4)
Gain on forward exchange contracts (effective element)	(1)	—	(1)	4	(1)	3
Forward exchange contracts reclassification adjustment	1	(1)	—	(2)	—	(2)
Gain on treasury lock (effective element)	16	(3)	13	—	—	—
	14	(3)	11	2	(1)	1
Other comprehensive income (loss)	12	(6)	6	(24)	(8)	(32)
Less: Other comprehensive income attributable to noncontrolling interests	—	—	—	1	—	1
Other comprehensive income (loss) attributable to Willis Group Holdings	$12	$(6)	$6	$(23)	$(8)	$(31)

	Six months ended June 30, 2013			Six months ended June 30, 2012
	Before tax amount	Tax	Net of tax amount	Before tax amount	Tax	Net of tax amount
	(millions)			(millions)
Other comprehensive income:
Foreign currency translation adjustments	$(89)	$—	$(89)	$(14)	$—	$(14)
Pension funding adjustments:
Foreign currency translation on pension funding adjustments	54	(15)	39	(8)	2	(6)
Amortization of unrecognized actuarial loss	27	(5)	22	24	(7)	17
Amortization of unrecognized prior service gain	(3)	1	(2)	(3)	1	(2)
	78	(19)	59	13	(4)	9
Derivative instruments:
Gain on interest rate swaps (effective element)	—	—	—	3	(1)	2
Interest rate swap reclassification adjustment	(3)	1	(2)	(3)	1	(2)
Gain on forward exchange contracts (effective element)	(14)	3	(11)	7	(2)	5
Forward exchange contracts reclassification adjustment	(1)	—	(1)	—	—	—
Gain on treasury lock (effective element)	16	(3)	13	—	—	—
	(2)	1	(1)	7	(2)	5
Other comprehensive (loss) income	(13)	(18)	(31)	6	(6)	—
Less: Other comprehensive income attributable to noncontrolling interests	1	—	1	—	—	—
Other comprehensive (loss) income attributable to Willis Group Holdings	$(12)	$(18)	$(30)	$6	$(6)	$—

The components of other comprehensive income (loss) are as follows:

	December 31, 2012			December 31, 2011			December 31, 2010
	Before tax amount	Tax	Net of tax amount	Before tax amount	Tax	Net of tax amount	Before tax amount	Tax	Net of tax amount
	(millions)
Other comprehensive income:
Foreign currency translation adjustments	$46	$—	$46	$(29)	$—	$(29)	$(8)	$—	$(8)
Unrealized holding gain	—	—	—	—	—	—	2	—	2
Pension funding adjustments:
Foreign currency translation on pension funding adjustments	(31)	9	(22)	8	—	8	26	(9)	17
Net actuarial (loss) gain	(203)	36	(167)	(303)	95	(208)	4	5	9
Prior service gain	—	—	—	10	(3)	7	—	—	—
Amortization of unrecognized actuarial loss	47	(9)	38	34	(9)	25	40	(11)	29
Amortization of unrecognized prior service gain	(6)	1	(5)	(5)	1	(4)	(5)	1	(4)
	(193)	37	(156)	(256)	84	(172)	65	(14)	51
Derivative instruments:
Gain on interest rate swaps (effective element)	3	(1)	2	13	(3)	10	15	(4)	11
Interest rate reclassification adjustment	(5)	1	(4)	(14)	4	(10)	(26)	7	(19)
Gain on forward exchange contracts (effective element)	11	(2)	9	3	(1)	2	—	—	—
Forward exchange contract reclassification adjustment	(4)	1	(3)	(7)	2	(5)	20	(6)	14
	5	(1)	4	(5)	2	(3)	9	(3)	6
Other comprehensive (loss) income	(142)	36	(106)	(290)	86	(204)	68	(17)	51
Less: Other comprehensive income attributable to noncontrolling interests	—	—	—	1	—	1	2	—	2
Other comprehensive (loss) income attributable to Willis Group Holdings	$(142)	$36	$(106)	$(289)	$86	$(203)	$70	$(17)	$53

Components of accumulated other comprehensive loss, net of tax
The components of accumulated other comprehensive loss, net of tax, are as follows:

	Net foreign currency translation adjustment	Pension funding adjustment	Net unrealized gain on derivative instruments	Total
	(millions)
Balance at December 31, 2012	$(34)	$(831)	$15	$(850)
Other comprehensive income before reclassifications	(88)	39	2	(47)
Amounts reclassified from accumulated other comprehensive income	—	20	(3)	17
Net current-period other comprehensive income, net of tax and noncontrolling interests	(88)	59	(1)	(30)
Balance at June 30, 2013	$(122)	$(772)	$14	$(880)

	December 31,
	2012	2011	2010
	(millions)
Net foreign currency translation adjustment	$(37)	$(83)	$(54)
Pension funding adjustment	(831)	(675)	(503)
Net unrealized gain on derivative instruments	15	11	14
Accumulated other comprehensive loss, net of tax	(853)	(747)	(543)
Less: accumulated other comprehensive loss attributable to noncontrolling interests	3	3	2
Accumulated other comprehensive loss, attributable to Willis Group Holdings, net of tax	$(850)	$(744)	$(541)